Financial Instruments (Details) - Schedule of Floating Rate Borrowings	Sep. 30, 2023 CAD ($)
Increase +200 in Basis Points [Member]
Financial Instruments (Details) - Schedule of Floating Rate Borrowings [Line Items]
Credit facility, convertible notes and term loan	$ 1,580,146
Government grant liability	31,713
Decrease -200 in Basis Points [Member]
Financial Instruments (Details) - Schedule of Floating Rate Borrowings [Line Items]
Credit facility, convertible notes and term loan	(1,580,146)
Government grant liability	$ (30,148)